Note O - Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 1 [Member] | US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Derivative Financial Instruments, Assets [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Assets, fair value
Liabilities, fair value
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Other Real Estate Owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 2 [Member] | US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value	16,630	13,473
Assets, fair value	16,630	13,473
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets, fair value	228
Assets, fair value	228
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value	85,534	87,652
Assets, fair value	85,534	87,652
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Assets [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Assets, fair value	101	59
Liabilities, fair value	(101)	(59)
Assets, fair value	101	59
Fair Value, Inputs, Level 2 [Member] | Other Real Estate Owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Assets, fair value		756
Assets, fair value		756
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Assets, fair value	264	216
Assets, fair value	264	216
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Assets, fair value
Liabilities, fair value
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | Other Real Estate Owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets, fair value		822
Assets, fair value		$ 822